Financial risk management	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Financial risk management

27.	Financial risk management

The Company is exposed to a variety of risks arising from its operations, such as price risk (related to crude oil and oil products prices), foreign exchange rates risk, interest rates risk, credit risk and liquidity risk. Corporate risk management is part of the Company’s commitment to act ethically and comply with the legal and regulatory requirements of the countries where it operates.

The Company presents a sensitivity analysis for the period of one year, except for operations with commodity derivatives, for which a three-month period is applied, due to the short-term nature of these transactions.

The effects of derivative financial instruments and hedge accounting are set out as follows.

27.1.	Comprehensive income

Statement of income

Gains/ (losses) recognized in the statement of income
	Jan-Jun/2026	Jan-Jun/2025	Apr-Jun/2026	Apr-Jun/2025
Foreign exchange rate risk
Cross-currency Swap CDI x Dollar - Note 27.3.1 (b)	61	54	18	26
Cash flow hedge on exports - Note 27.3.1 (a)	(704)	(1,220)	(197)	(498)
Interest rate risk
Swap IPCA X CDI - 27.3.1 (b)	(17)	2	(16)	(9)
Recognized in Net finance income (expense)	(660)	(1,164)	(195)	(481)
Price risk (commodity derivatives)
Recognized in other income and expenses	(138)	11	(10)	9
Total	(798)	(1,153)	(205)	(472)

The effects on the statement of income of derivative financial instruments reflect both outstanding transactions as well as transactions closed during the period.

Other comprehensive income

Gains/ (losses) recognized in the period
	Jan-Jun/2026	Jan-Jun/2025	Apr-Jun/2026	Apr-Jun/2025
Hedge accounting
Cash flow hedge on exports - Note 27.3.1 (a)	5,079	9,524	867	3,949
Deferred income taxes	(1,727)	(3,238)	(295)	(1,343)
Total	3,352	6,286	572	2,606

27.2.	Statement of financial position

	06.30.2026	12.31.2025
Fair value Asset Position (Liability)
Open derivative transactions	24	(24)
Closed derivative transactions awaiting financial settlement	(5)	(5)
Recognized in Statements of Financial Position	19	(29)
Other assets (note 17)	103	102
Other liabilities (note 17)	(84)	(131)

The following table presents the details of the open derivative financial instruments held by the Company as of June 30, 2026, and represents its risk exposure:

		Statement of Financial Position
				Fair value	Fair value hierarchy	Maturity
	Notional value		Asset Position (Liability)
	06.30.2026	12.31.2025	06.30.2026	12.31.2025
Derivatives not designated for hedge accounting
Foreign exchange rate risk (1)
Cross-currency swap - CDI x US$	488	488	(50)	(85)	Level 2	2029
Short position/Foreign currency forwards (BRL/USD)	(31)	(20)	-	−	Level 2	2026
Interest rate risk
Swap - IPCA X CDI	R$ 3,312	R$ 3,008	69	53	Level 2	2029/2034/ 2036
Price risk
Future contracts - Crude oil and oil products (2)	409	(3,045)	5	7	Level 1	2026
Swap - Short position/Soybean oil (3)	9	-	−	−	Level 2	2026
Options - Long put/ Soybean oil (3)	−	(4)	−	−	Level 2	2026
Total open derivative transactions			24	(25)
(1) Amounts in US$ and R$ are presented in millions.
(2) Notional value in thousands of bbl.
(3) Notional value in thousands of tons.

Commercial derivatives require guarantees, accounted for as other assets and/or other liabilities.

Guarantees given as collateral
	06.30.2026	12.31.2025
Commodity derivatives	86	51

Equity

Cumulative losses in other comprehensive income (shareholders’ equity)
	06.30.2026	12.31.2025
Hedge accounting
Cash flow hedge on exports - Note 27.3.1 (a)	(15,895)	(20,974)
Deferred income taxes	5,402	7,129
Total	(10,493)	(13,845)

27.3.	Market risks
27.3.1.	Foreign exchange rate risk management
a)	Cash flow hedge involving the Company’s future exports

The Company uses hedge accounting for the risk arising from foreign exchange rate variations of “highly probable future exports” (hedged item) by means of foreign exchange rate variations of proportions of certain obligations denominated in U.S. dollars (hedging instruments).

The carrying amounts, the fair value as of June 30, 2026, and a schedule of expected reclassifications to the statement of income of cumulative losses recognized in other comprehensive income (shareholders’ equity) based on a US$ 1.00 / R$ 5.1766 exchange rate are set out below:

		Present value of hedging instrument notional value at 06.30.2026
Hedging Instrument	Hedged Transactions	Nature of the Risk	Maturity Date	US$ million	R$ million
Foreign exchange rate gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange rate gains and losses of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	July 2026 to June 2036	72,445	375,020

Changes in the present value of hedging instrument notional value	US$ million	R$ million
Amounts designated as of December 31, 2025	72,080	396,615
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	23,346	120,115
Exports affecting the statement of income	(9,360)	(48,311)
Principal repayments / amortization	(13,621)	(70,106)
Foreign exchange rate variations	-	(23,293)
Amounts designated as of June 30, 2026	72,445	375,020
Nominal value of hedging instrument (finance debt and lease liability) at June 30, 2026	93,026	481,558

In the six-month period ended June 30, 2026, the Company recognized a US$ 39 gain, within foreign exchange rate gains (losses), due to ineffectiveness (a US$ 130 gain in the same period of 2025).

The average ratio of future exports for which cash flow hedge accounting was designated to highly probable future exports is 71.45%.

A roll-forward schedule of cumulative foreign exchange rate losses recognized in equity to be realized by future exports is set out below:

	Jan-Jun/2026	Jan-Jun/2025
Opening balance	(20,974)	(30,845)
Recognized in equity	4,375	8,304
Reclassified to the statement of income	704	1,220
Other comprehensive income (loss)	5,079	9,524
Closing balance	(15,895)	(21,321)

Additional hedging relationships may be revoked or additional reclassification adjustments from equity to the statement of income may occur as a result of changes in forecasted export prices and export volumes following future revisions of the Company’s business plans. A sensitivity analysis considering a US$ 10/barrel decrease in Brent prices stress scenario, when compared to the Brent price projections in the Business Plan 2026-2030, would not indicate a reclassification from equity to the statement of income.

A schedule of expected reclassification of cumulative foreign exchange rate losses recognized in other comprehensive income to the statement of income as of June 30, 2026, is set out below:

	2026	2027	2028	2029	2030	2031 onwards	Total
Expected realization	(4,384)	(8,861)	(5,008)	(4,251)	683	5,926	(15,895)

b)	Derivative financial instruments not designated for hedge accounting

In 2019, Petrobras contracted a cross-currency swap aiming to protect against exposure arising from the 7th issuance of debentures, for IPCA x CDI operations, maturing in September 2029 and September 2034, and for CDI x U.S. Dollar operations, maturing in September 2029.

The methodology used to calculate the fair value of this swap operation consists of calculating the future value of the operations, using rates agreed in each contract and the projections of the interest rate curves, IPCA coupon and foreign exchange coupon, discounting to present value using the risk-free rate. Curves are obtained from Bloomberg based on forward contracts traded in stock exchanges.

The mark-to-market is adjusted to the credit risk of the financial institutions, which is not relevant in terms of financial volume, since the Company makes contracts with highly rated banks.

Changes in interest rate forward curves (CDI interest rate) may affect the Company's results, due to the market value of these swap contracts. In preparing a sensitivity analysis for these curves, a parallel shock was estimated based on the average maturity of these swap contracts, in the scope of the Company’s Risk Management Policy, which resulted in a 568 basis point effect on the estimated interest rate. The effect of this sensitivity analysis, keeping all other variables constant, is shown in the following table:

Financial Instruments	Reasonably possible scenario
Swap CDI x USD	(14)

c)	Sensitivity analysis for foreign exchange rate risk on financial instruments

The sensitivity analysis only covers the exchange rate variation and maintains all other variables constant. The probable scenario is referenced on external sources like Focus bulletin and Thomson Reuters, making use of the exchange rate forecast for the end of the following year, as follows:

•	U.S. dollar x real - a 0.65% depreciation of the real;
•	euro x U.S. dollar - a 3.35 % appreciation of the euro;
•	pound sterling x U.S. dollar - a 1.07 % appreciation of the pound sterling;
•	renminbi x U.S. dollar – a 2.05 % appreciation of the renminbi.

The reasonably possible scenario has the same references and considers the risk of a 20% depreciation of the closing exchange rate of the quarter against the reference currency, except for assets and liabilities of foreign subsidiaries, when transacted in a currency equivalent to their respective functional currencies.

Risk	Financial Instruments	Exposure at 06.30.2026	Exposure in R$ million	Probable Scenario	Reasonably possible scenario
Dollar/Real	Assets	3,307	17,120	21	661
	Liabilities	(119,462)	(618,409)	(771)	(23,893)
	Exchange rate - Cross currency swap	(488)	(2,527)	(3)	(98)
	Cash flow hedge on exports	72,445	375,020	467	14,489
	Total	(44,198)	(228,796)	(286)	(8,841)
Euro/Dollar	Assets	1,285	6,652	43	257
	Liabilities	(1,636)	(8,468)	(55)	(327)
	Total	(351)	(1,816)	(12)	(70)
Pound/Dollar	Assets	967	5,006	10	193
	Liabilities	(1,900)	(9,835)	(20)	(380)
	Total	(933)	(4,829)	(10)	(187)
Renminbi /Dollar	Assets	−	−	−	−
	Liabilities	(500)	(2,588)	(10)	(100)
	Total	(500)	(2,588)	(10)	(100)
Others (1)	Assets	26	135	1	(5)
	Liabilities	(59)	(303)	(2)	(2)
	Total	(33)	(168)	(1)	(7)
Total at June 30, 2026		(46,015)	(238,197)	(319)	(9,205)
(1) Pound sterling/real, euro/real and peso/U.S. dollar.

27.3.2.	Risk management of products prices - crude oil and oil products and other commodities

The Company is exposed to commodity price cycles, and it may use derivative instruments to hedge exposures related to prices of products purchased and sold to fulfill operational needs and in specific circumstances depending on business environment analysis and assessment of whether the targets of the Business Plan are being met.

The Company, by use of its assets, positions and market knowledge from its operations in Brazil and abroad, may seek to optimize some of its commercial operations in the international market, with the use of commodity derivatives to manage price risk.

The probable scenario uses market references, used in pricing models for oil, oil products and natural gas markets, and takes into account the closing price of the asset on June 30, 2026. Therefore, no effect is considered arising from outstanding operations in this scenario. The reasonably possible scenario reflects the potential effects on the statement of income from outstanding transactions, considering a variation in the closing price of 20%. To simulate the most unfavorable scenarios, the variation was applied to each asset according to open transactions: price decrease for long positions and increase for short positions.

Financial Instruments	Risk	Probable scenario	Reasonably possible scenario
Derivatives not designated for hedge accounting
Crude oil and oil products - price changes	Future and forward contracts (Swap)	−	(117)
Soybean oil - price changes	Future and forward contracts (Swap)	−	(3)
Soybean oil - price changes	Options	−	−
Foreign currency - depreciation BRL x USD	Forward contracts	−	(3)
		−	(123)

The positions with commodity derivatives are presented in note 27.2.

27.3.3.	Interest rate risk management

The Company prefers not to use derivative financial instruments to manage the risk of interest rate fluctuations, adopting structural actions that take into account the effects on integrated risk exposure.

In this sensitivity analysis, probable scenario represents the amounts to be disbursed by Petrobras relating to the payment of interest on debts linked to floating rates as of June 30, 2026. The reasonably possible scenario represents the disbursement if there is a 40% change on these rates, keeping all other variables constant.

Risk	Probable scenario	Reasonably possible scenario
CDI	671	940
SOFR 3M (1)	80	104
SOFR 6M (1)	77	93
SOFR O/N (1)	38	53
IPCA	122	171
TJLP	59	83
LPR 12M (2)	16	22
TR	4	6
	1,067	1,472
(1) Secured Overnight Financing Rate.
(2) Loan Prime Rate.

27.4.	Liquidity risk management

The possibility of a shortage of cash to settle the Company’s obligations on the agreed dates is managed by the Company. The Company mitigates its liquidity risk by defining reference parameters for treasury management and by periodically analyzing the risks associated to the projected cash flow, quantifying its main risks through Monte Carlo simulations. These risks include oil prices, exchange rates, gasoline and diesel international prices, among others. In this way, the Company is able to predict cash needs for its operational continuity and for the execution of its business plan.

Management believes that its current working capital is sufficient for the Company's present requirements. In the event that the Company presents negative net working capital, management believes it does not compromise the Company's liquidity since Petrobras maintains revolving credit facilities contracted as a liquidity reserve to be used in adverse scenarios (see note 24.5).

Additionally, the Company regularly assesses market conditions and may enter into transactions to repurchase its own securities or those of its subsidiaries, through a variety of means, including tender offers, make whole exercises and open market repurchases, since they are in line with the Company's liability management strategy, in order to improve its debt repayment profile and cost of debt.

The expected cash flows of finance debt and lease liabilities are presented in notes 24.4 and 25, respectively.

27.5.	Credit risk

Credit risk management in Petrobras aims to mitigate risk of not collecting receivables, financial deposits or collateral from third parties or financial institutions through the analysis, granting and management of credit, based on quantitative and qualitative parameters that are appropriate for each market segment in which the Company operates.

As of June 30, 2026, the financial assets of cash and cash equivalents and of financial investments are not past due nor considered to be credit impaired, presenting fair values that are equivalent to or do not differ significantly from their carrying amounts.

The effect of credit risk assessments on trade receivables is available in notes 9.2 and 9.3, which present expected credit losses.